VANECK ENVIRONMENTAL SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 99.8%
Canada : 3.7%
GFL Environmental, Inc.
(USD) † 80,379 $ 2,773,879
Underline
United States : 96.1%
ABM Industries, Inc. 57,461 2,575,977
Aris Water Solutions, Inc. 187,474 1,572,907
Casella Waste Systems, Inc. * 30,522 2,608,410
CECO Environmental Corp. * 73,242 1,485,348
Clean Harbors, Inc. * 15,096 2,634,403
Darling Ingredients, Inc. * 53,959 2,689,317
Donaldson Co., Inc. 40,232 2,629,161
Ecolab, Inc. 37,537 7,445,464
Energy Recovery, Inc. * 142,059 2,676,392
LanzaTech Global, Inc. * † 510,257 2,566,593
Montrose Environmental
Group, Inc. * 81,799 2,628,202
PureCycle Technologies,
Inc. * † 297,842 1,206,260
Republic Services, Inc. 45,573 7,515,443
Schnitzer Steel Industries,
Inc. 50,027 1,508,814
Stericycle, Inc. * 52,866 2,620,039
Number
of Shares Value
United States (continued)
STERIS Plc 12,406 $ 2,727,459
Tennant Co. 29,137 2,700,708
Tetra Tech, Inc. 15,937 2,660,363
Veralto Corp. 33,456 2,752,091
Vertex Energy, Inc. * † 430,699 1,460,070
Waste Connections, Inc. 50,798 7,582,617
Waste Management, Inc. 42,317 7,578,975
71,825,013
Total Common Stocks
(Cost: $72,347,827) 74,598,892
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
3.3%
Money Market Fund: 3.3%
(Cost: $2,458,933)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 2,458,933 2,458,933
Total Investments: 103.1%
(Cost: $74,806,760) 77,057,825
Liabilities in excess of other assets: (3.1)% (2,339,688)
NET ASSETS: 100.0% $ 74,718,137
Definitions:
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $2,919,259.
* Non-income producing
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Industrials 77.1% $ 57,561,508
Materials 13.6 10,160,538
Health Care 3.7 2,727,459
Consumer Staples 3.6 2,689,317
Energy 2.0 1,460,070
100.0% $ 74,598,892